Loss Per Share - Summary of Basic (Loss)/Earnings Per Share and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019
(Loss)/profit after tax attributable to equity holders of the parent:
Used in calculating basic (loss)/earnings per share	$ 1,466,487	$ (3,333,171)		$ (405,109)
Convertible note interest	67,638
Gain on items held at fair value and remeasurements	(2,041,013)
Loss after tax attributable to equity holders of the parent used in calculating diluted loss per share	$ (506,888)	$ (3,333,171)		$ (405,109)
Weighted average number of basic shares	364,696,712	343,829,481	[2]	318,843,239	[2]
Weighted average number of dilutive shares	472,357,995	343,829,481	[2]	318,843,239	[2]
Basic	$ 4.02	$ (9.69)	[2]	$ (1.27)	[2]
Diluted	$ (1.07)	$ (9.69)	[2]	$ (1.27)	[2]
Options
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	20,257,787
Restricted Stock Units (RSUs)
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	8,014,788
Other Awards
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	1,200,105
Acquisition Related Deferred Shares
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	180,369
February 2020 Notes
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	14,216,896
May 2020 Notes
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	24,794,680
November 2020 Notes
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	18,583,620
Chalhoub
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	3,984,014
Farfetch China Holdings Ltd
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	16,429,024

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.